Loans (Tables)	12 Months Ended
Dec. 31, 2016
Net Financing Leases [Table Text Block]
(In thousands)	2016	2015
Total minimum lease payments	$601,317	$548,438
Estimated residual value of leased property	210,761	175,458
Deferred origination costs, net of fees	8,309	8,553
Less - Unearned financing income	117,296	103,433
Net minimum lease payments	703,091	629,016
Less - Allowance for loan losses	7,677	11,022
Net minimum lease payments, net of allowance for loan losses	$695,414	$617,994

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
(In thousands)
2017	$136,657
2018	125,327
2019	102,100
2020	106,307
2021 and thereafter	130,926
Total	$601,317

ASC Subtopic 310-30
Disclosure Of Carrying Amount Of Loans Acquired In F D I C Assisted Transaction [Table Text Block]
	December 31, 2016			December 31, 2015

	Carrying amount			Carrying amount
(In thousands)	Non-credit impaired loans	Credit impaired loans	Total	Non-credit impaired loans	Credit impaired loans	Total
Commercial real estate	$985,181	$14,440	$999,621	$1,114,368	$35,393	$1,149,761
Commercial and industrial	103,476	-	103,476	84,765	519	85,284
Construction	-	1,668	1,668	8,943	6,027	14,970
Mortgage	587,949	25,781	613,730	667,023	33,090	700,113
Consumer	18,775	1,059	19,834	23,047	1,326	24,373
Carrying amount [1]	1,695,381	42,948	1,738,329	1,898,146	76,355	1,974,501
Allowance for loan losses	(61,855)	(7,022)	(68,877)	(59,753)	(3,810)	(63,563)
Carrying amount, net of allowance	$1,633,526	$35,926	$1,669,452	$1,838,393	$72,545	$1,910,938
[1] The carrying amount of loans acquired from Westernbank and accounted for under ASC 310-30 which remains subject to the loss sharing agreement with the FDIC amounted to approximately $563 million as of December 31, 2016 and $636 million as of December 31, 2015.

Accretable Yield For Acquired Loans [Table Text Block]
	Activity in the accretable yield
	Westernbank loans ASC 310-30
	For the years ended
	December 31, 2016			December 31, 2015
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$1,105,732	$6,726	$1,112,458	$1,265,752	$5,585	$1,271,337
Accretion	(162,983)	(6,765)	(169,748)	(192,826)	(10,140)	(202,966)
Change in expected cash flows	59,159	8,218	67,377	32,806	11,281	44,087
Ending balance	$1,001,908	$8,179	$1,010,087	$1,105,732	$6,726	$1,112,458

Activity in the accretable yield - Other acquired loans ASC 310-30
	For the years ended
(In thousands)	December 31, 2016	December 31, 2015
Beginning balance	$221,128	$116,304
Additions	17,635	132,273
Accretion	(35,030)	(29,277)
Change in expected cash flows	75,163	1,828
Ending balance	$278,896	$221,128

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]
	Carrying amount of Westernbank loans accounted for pursuant to ASC 310-30
	For the years ended
	December 31, 2016			December 31, 2015
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$1,898,146	$76,355	$1,974,501	$2,272,142	$172,030	$2,444,172
Accretion	162,983	6,765	169,748	192,826	10,140	202,966
Collections / loan sales / charge-offs[1]	(365,748)	(40,172)	(405,920)	(566,822)	(105,815)	(672,637)
Ending balance[2]	$1,695,381	$42,948	$1,738,329	$1,898,146	$76,355	$1,974,501
Allowance for loan losses
ASC 310-30 Westernbank loans	(61,855)	(7,022)	(68,877)	(59,753)	(3,810)	(63,563)
Ending balance, net of ALLL	$1,633,526	$35,926	$1,669,452	$1,838,393	$72,545	$1,910,938
[1]	For the year ended December 31, 2016, includes the impact of the bulk sale of loans with a carrying value of approximately $99 million.
[2]	The carrying amount of loans acquired from Westernbank and accounted for under ASC 310-30 which remain subject to the loss sharing agreement with the FDIC amounted to approximately $563 million as of December 31, 2016 (December 31, 2015- $636 million).

Carrying amount of other acquired loans accounted for pursuant to ASC 310-30
	For the years ended
(In thousands)	December 31, 2016	December 31, 2015
Beginning balance	$564,050	$212,763
Purchase accounting adjustments related to the Doral Bank Transaction (Refer to Note 5)	(4,707)	-
Additions	36,221	386,679
Accretion	35,030	29,277
Collections and charge-offs	(67,899)	(64,669)
Ending balance	$562,695	$564,050
Allowance for loan losses ASC 310-30 non-covered loans	(22,431)	(19,276)
Ending balance, net of allowance for loan losses	$540,264	$544,774

ASC Subtopic 310-30 | FDIC Assisted Partial Acquisition Of Doral Bank
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]

(In thousands)
Contractually-required principal and interest	$560,833
Non-accretable difference	112,153
Cash flows expected to be collected	448,680
Accretable yield	113,977
Fair value of loans accounted for under ASC Subtopic 310-30	$334,703

Non Covered Loans
Loans Held For Sale Including Non Performing Status [Table Text Block]
	December 31, 2016			December 31, 2015
(In thousands)	Non-Performing	Performing	Total	Non-Performing	Performing	Total
Commercial	$-	$-	$-	$45,074	$-	$45,074
Construction	-	-	-	95	-	95
Mortgage	-	88,821	88,821	-	91,831	91,831
Total loans held-for-sale	$-	$88,821	$88,821	$45,169	$91,831	$137,000

Non Covered Loans | ASC Subtopic 310-20 | FDIC Assisted Partial Acquisition Of Doral Bank
Accounting For Certain Loans Acquired In Transfer Disclosure [Table Text Block]

(In thousands)
Fair value of loans accounted under ASC Subtopic 310-20	$1,178,543
Gross contractual amounts receivable (principal and interest)	$1,666,695
Estimate of contractual cash flows not expected to be collected	$34,646

Covered loans
Schedule Of Financing Receivables Non Accrual Status [Table Text Block]
	December 31, 2016		December 31, 2015

	Non-accrual	Accruing loans past	Non-accrual	Accruing loans past
(In thousands)	loans	due 90 days or more	loans	due 90 days or more
Mortgage	$3,794	$-	$3,790	$-
Consumer	121	-	97	-
Total[1]	$3,915	$-	$3,887	$-

Loans Held for Investment | Non Covered Loans
Schedule Of Financing Receivables Non Accrual Status [Table Text Block]
At December 31, 2016
	Puerto Rico		U.S. mainland		Popular, Inc.

		Accruing loans		Accruing loans		Accruing loans
	Non-accrual	past-due 90	Non-accrual	past-due 90	Non-accrual	past-due 90
(In thousands)	loans	days or more [1]	loans	days or more [1]	loans	days or more [1]
Commercial multi-family	$664	$-	$206	$-	$870	$-
Commercial real estate non-owner occupied	24,611	-	1,195	-	25,806	-
Commercial real estate owner occupied	102,771	-	472	-	103,243	-
Commercial and industrial	31,609	538	1,820	-	33,429	538
Mortgage[3]	318,194	406,583	11,713	-	329,907	406,583
Leasing	3,062	-	-	-	3,062	-
Legacy	-	-	3,337	-	3,337	-
Consumer:
Credit cards	-	18,725	30	-	30	18,725
Home equity lines of credit	-	185	4,762	-	4,762	185
Personal	20,553	34	1,864	-	22,417	34
Auto	12,320	-	-	-	12,320	-
Other	18,724	587	8	-	18,732	587
Total[2]	$532,508	$426,652	$25,407	$-	$557,915	$426,652

At December 31, 2015
	Puerto Rico		U.S. mainland		Popular, Inc.

		Accruing loans		Accruing loans		Accruing loans
	Non-accrual	past-due 90	Non-accrual	past-due 90	Non-accrual	past-due 90
(In thousands)	loans	days or more [1]	loans	days or more [1]	loans	days or more [1]
Commercial multi-family	$1,062	$-	$-	$-	$1,062	$-
Commercial real estate non-owner occupied	33,720	-	253	-	33,973	-
Commercial real estate owner occupied	106,449	-	221	-	106,670	-
Commercial and industrial	36,671	555	3,440	-	40,111	555
Construction	3,550	-	-	-	3,550	-
Mortgage[3]	337,933	426,094	13,538	-	351,471	426,094
Leasing	3,009	-	-	-	3,009	-
Legacy	-	-	3,649	-	3,649	-
Consumer:
Credit cards	-	19,098	437	-	437	19,098
Home equity lines of credit	-	394	4,176	-	4,176	394
Personal	22,102	523	1,240	-	23,342	523
Auto	11,640	-	6	-	11,646	-
Other	18,698	61	5	-	18,703	61
Total[2]	$574,834	$446,725	$26,965	$-	$601,799	$446,725

Past Due Financing Receivables Table Text Block
December 31, 2016
Puerto Rico

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial multi-family	$232	$-	$664	$896	$173,644	$174,540
Commercial real estate non-owner occupied	98,604	4,785	51,435	154,824	2,409,461	2,564,285
Commercial real estate owner occupied	12,967	5,014	112,997	130,978	1,660,497	1,791,475
Commercial and industrial	19,156	2,638	32,147	53,941	2,617,976	2,671,917
Construction	-	-	1,668	1,668	83,890	85,558
Mortgage	289,635	136,558	801,251	1,227,444	4,689,056	5,916,500
Leasing	6,619	1,356	3,062	11,037	691,856	702,893
Consumer:
Credit cards	11,646	8,752	18,725	39,123	1,061,484	1,100,607
Home equity lines of credit	-	65	185	250	8,101	8,351
Personal	12,148	7,918	20,686	40,752	1,109,425	1,150,177
Auto	32,441	7,217	12,320	51,978	774,614	826,592
Other	1,259	294	19,311	20,864	154,665	175,529
Total	$484,707	$174,597	$1,074,451	$1,733,755	$15,434,669	$17,168,424

December 31, 2016
U.S. mainland
	Past due
	30-59	60-89	90 days	Total		Loans HIP
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial multi-family	$5,952	$-	$206	$6,158	$1,058,138	$1,064,296
Commercial real estate non-owner occupied	1,992	379	1,195	3,566	1,353,750	1,357,316
Commercial real estate owner occupied	2,116	540	472	3,128	240,617	243,745
Commercial and industrial	960	610	101,257	102,827	828,106	930,933
Construction	-	-	-	-	690,742	690,742
Mortgage	15,974	5,272	11,713	32,959	746,902	779,861
Legacy	833	346	3,337	4,516	40,777	45,293
Consumer:
Credit cards	8	28	30	66	92	158
Home equity lines of credit	2,908	1,055	4,762	8,725	243,450	252,175
Personal	2,547	1,675	1,864	6,086	234,521	240,607
Auto	-	-	-	-	9	9
Other	-	-	8	8	180	188
Total	$33,290	$9,905	$124,844	$168,039	$5,437,284	$5,605,323

December 31, 2016
Popular, Inc.

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Popular, Inc.[1] [2]
Commercial multi-family	$6,184	$-	$870	$7,054	$1,231,782	$1,238,836
Commercial real estate non-owner occupied	100,596	5,164	52,630	158,390	3,763,211	3,921,601
Commercial real estate owner occupied	15,083	5,554	113,469	134,106	1,901,114	2,035,220
Commercial and industrial	20,116	3,248	133,404	156,768	3,446,082	3,602,850
Construction	-	-	1,668	1,668	774,632	776,300
Mortgage	305,609	141,830	812,964	1,260,403	5,435,958	6,696,361
Leasing	6,619	1,356	3,062	11,037	691,856	702,893
Legacy[3]	833	346	3,337	4,516	40,777	45,293
Consumer:
Credit cards	11,654	8,780	18,755	39,189	1,061,576	1,100,765
Home equity lines of credit	2,908	1,120	4,947	8,975	251,551	260,526
Personal	14,695	9,593	22,550	46,838	1,343,946	1,390,784
Auto	32,441	7,217	12,320	51,978	774,623	826,601
Other	1,259	294	19,319	20,872	154,845	175,717
Total	$517,997	$184,502	$1,199,295	$1,901,794	$20,871,953	$22,773,747

December 31, 2015
Puerto Rico

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial multi-family	$459	$217	$1,316	$1,992	$130,154	$132,146
Commercial real estate non-owner occupied	166,732	12,520	84,982	264,234	2,404,858	2,669,092
Commercial real estate owner occupied	14,245	5,624	138,778	158,647	1,750,597	1,909,244
Commercial and industrial	6,010	6,059	38,464	50,533	2,607,204	2,657,737
Construction	238	253	13,738	14,229	86,719	100,948
Mortgage	344,858	162,341	863,869	1,371,068	4,756,423	6,127,491
Leasing	7,844	1,630	3,009	12,483	615,167	627,650
Consumer:
Credit cards	11,078	9,414	19,098	39,590	1,088,755	1,128,345
Home equity lines of credit	186	292	394	872	9,816	10,688
Personal	13,756	7,889	22,625	44,270	1,158,565	1,202,835
Auto	33,554	7,500	11,640	52,694	763,256	815,950
Other	1,069	298	19,232	20,599	167,885	188,484
Total	$600,029	$214,037	$1,217,145	$2,031,211	$15,539,399	$17,570,610

December 31, 2015
U.S. mainland
	Past due
	30-59	60-89	90 days	Total		Loans HIP
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial multi-family	$33	$253	$-	$286	$693,647	$693,933
Commercial real estate non-owner occupied	160	-	253	413	962,610	963,023
Commercial real estate owner occupied	1,490	429	221	2,140	200,204	202,344
Commercial and industrial	13,647	1,526	75,575	90,748	780,896	871,644
Construction	-	-	-	-	580,158	580,158
Mortgage	18,957	3,424	13,538	35,919	872,671	908,590
Legacy	1,160	662	3,649	5,471	58,965	64,436
Consumer:
Credit cards	327	134	437	898	13,037	13,935
Home equity lines of credit	3,149	1,114	4,176	8,439	296,045	304,484
Personal	1,836	690	1,240	3,766	168,860	172,626
Auto	-	-	6	6	22	28
Other	-	10	5	15	289	304
Total	$40,759	$8,242	$99,100	$148,101	$4,627,404	$4,775,505

December 31, 2015
Popular, Inc.

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Popular, Inc.[1] [2]
Commercial multi-family	$492	$470	$1,316	$2,278	$823,801	$826,079
Commercial real estate non-owner occupied	166,892	12,520	85,235	264,647	3,367,468	3,632,115
Commercial real estate owner occupied	15,735	6,053	138,999	160,787	1,950,801	2,111,588
Commercial and industrial	19,657	7,585	114,039	141,281	3,388,100	3,529,381
Construction	238	253	13,738	14,229	666,877	681,106
Mortgage	363,815	165,765	877,407	1,406,987	5,629,094	7,036,081
Leasing	7,844	1,630	3,009	12,483	615,167	627,650
Legacy[3]	1,160	662	3,649	5,471	58,965	64,436
Consumer:
Credit cards	11,405	9,548	19,535	40,488	1,101,792	1,142,280
Home equity lines of credit	3,335	1,406	4,570	9,311	305,861	315,172
Personal	15,592	8,579	23,865	48,036	1,327,425	1,375,461
Auto	33,554	7,500	11,646	52,700	763,278	815,978
Other	1,069	308	19,237	20,614	168,174	188,788
Total	$640,788	$222,279	$1,316,245	$2,179,312	$20,166,803	$22,346,115

Loans Held for Investment | Covered loans
Past Due Financing Receivables Table Text Block
December 31, 2016

	Past due
	30-59	60-89	90 days	Total		Covered
(In thousands)	days	days	or more	past due	Current	loans HIP [1]
Mortgage	$25,506	$12,904	$69,856	$108,266	$448,304	$556,570
Consumer	751	245	1,074	2,070	14,238	16,308
Total covered loans	$26,257	$13,149	$70,930	$110,336	$462,542	$572,878
[1]	Includes $337 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.

December 31, 2015

	Past due
	30-59	60-89	90 days	Total		Covered
(In thousands)	days	days	or more	past due	Current	loans HIP [1]
Mortgage	$31,413	$16,593	$83,132	$131,138	$495,964	$627,102
Consumer	1,246	444	1,283	2,973	16,040	19,013
Total covered loans	$32,659	$17,037	$84,415	$134,111	$512,004	$646,115
[1]		Includes $386 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.